Earnings/(LOSS) PER SHARE	12 Months Ended
Dec. 31, 2020
Earnings/(LOSS) PER SHARE
Earnings/(LOSS) PER SHARE

19.   Earnings/(LOSS) PER SHARE

Basic and diluted loss per share for each of the years presented are calculated as follows:

	2018	2018	2018	2019	2019	2019	2020	2020	2020	2020	2020	2020

	Class A	Class B	Class C	Class A	Class B	Class C	Class A	Class A	Class B	Class B	Class C	Class C
	RMB	RMB	RMB	RMB	RMB	RMB	RMB	US$	RMB	US$	RMB	US$
Basic loss per share:
Numerator:
Net (loss)/Income from continuing operations attributable to ordinary shareholders—basic	(67,413)	(26,147)	(13,283)	120,206	45,854	23,294	(1,050,575)	(161,011)	(402,371)	(61,665)	(204,406)	(31,328)
Loss from discontinued operations, net of tax	(253,101)	(98,172)	(49,872)	(248,704)	(94,871)	(48,195)	(233,369)	(35,765)	(89,381)	(13,699)	(45,406)	(6,958)
Net loss attributable to ordinary shareholders—basic	(320,514)	(124,319)	(63,155)	(128,498)	(49,017)	(24,901)	(1,283,944)	(196,776)	(491,752)	(75,364)	(249,812)	(38,286)
Denominator:
Weighted average number of ordinary shares outstanding—basic	242,542,728	94,075,249	47,790,698	246,614,615	94,075,249	47,790,698	245,626,959	245,626,959	94,075,249	94,075,249	47,790,698	47,790,698
Continuing operations	(0.28)	(0.28)	(0.28)	0.49	0.49	0.49	(4.28)	(0.66)	(4.28)	(0.66)	(4.28)	(0.66)
Discontinued operations	(1.04)	(1.04)	(1.04)	(1.01)	(1.01)	(1.01)	(0.95)	(0.14)	(0.95)	(0.14)	(0.95)	(0.14)
Basic loss per share	(1.32)	(1.32)	(1.32)	(0.52)	(0.52)	(0.52)	(5.23)	(0.80)	(5.23)	(0.80)	(5.23)	(0.80)

19.   Earnings/(LOSS) PER SHARE (CONTINUED)

	2018	2018	2018	2019	2019	2019	2020	2020	2020	2020	2020	2020

	Class A	Class B	Class C	Class A	Class B	Class C	Class A	Class A	Class B	Class B	Class C	Class C
	RMB	RMB	RMB	RMB	RMB	RMB	RMB	US$	RMB	US$	RMB	US$
Diluted loss per share:
Numerator:
Net (loss)/Income from continuing operations attributable to ordinary shareholders—basic	(67,413)	(26,147)	(13,283)	120,206	45,854	23,294	(1,050,575)	(161,011)	(402,371)	(61,665)	(204,406)	(31,328)
Loss from discontinued operations, net of tax	(253,101)	(98,172)	(49,872)	(248,704)	(94,871)	(48,195)	(233,369)	(35,765)	(89,381)	(13,699)	(45,406)	(6,958)
Net loss attributable to ordinary shareholders—basic	(320,514)	(124,319)	(63,155)	(128,498)	(49,017)	(24,901)	(1,283,944)	(196,776)	(491,752)	(75,364)	(249,812)	(38,286)
Reallocation of net (loss)/income from continuing operations attributable to ordinary shareholders as a result of conversion of Class C and Class B to Class A ordinary shares (Note 21)	(39,430)	—	—	69,148	—	—	(606,777)	(92,993)	—	—	—	—
Reallocation of net loss from discontinued operations, net of tax attributable to ordinary shareholders as a result of conversion of Class C and Class B to Class A ordinary shares (Note 21)	(148,044)	—	—	(143,066)	—	—	(134,787)	(20,657)	—	—	—	—
Reallocation of net loss attributable to ordinary shareholders as a result of conversion of Class C and Class B to Class A ordinary shares (Note 21)	(187,474)	—	—	(73,918)	—	—	(741,564)	(113,650)	—	—	—	—
Net loss attributable to ordinary shareholders—diluted	(507,988)	(124,319)	(63,155)	(202,416)	(49,017)	(24,901)	(2,025,508)	(310,426)	(491,752)	(75,364)	(249,812)	(38,286)
Denominator:
Weighted average number of ordinary shares outstanding—basic	242,542,728	94,075,249	47,790,698	246,614,615	94,075,249	47,790,698	245,626,959	245,626,959	94,075,249	94,075,249	47,790,698	47,790,698
Conversion of all outstanding share options, restricted share units (Note 20)	—	—	—	4,673,685	—	—	—	—	—	—	—	—
Conversion of Class C and Class B to Class A ordinary shares (Note 21)	141,865,947	—	—	141,865,947	—	—	141,865,947	141,865,947	—	—	—	—
Weighted average number of ordinary shares for continuing operations outstanding - diluted	384,408,675	94,075,249	47,790,698	393,154,247	94,075,249	47,790,698	387,492,906	387,492,906	94,075,249	94,075,249	47,790,698	47,790,698
Weighted average number of ordinary shares for discontinued operations outstanding - diluted	384,408,675	94,075,249	47,790,698	388,480,562	94,075,249	47,790,698	387,492,906	387,492,906	94,075,249	94,075,249	47,790,698	47,790,698
Weighted average number of ordinary shares outstanding - diluted	384,408,675	94,075,249	47,790,698	388,480,562	94,075,249	47,790,698	387,492,906	387,492,906	94,075,249	94,075,249	47,790,698	47,790,698
Continuing operations	(0.28)	(0.28)	(0.28)	0.48	0.48	0.48	(4.28)	(0.66)	(4.28)	(0.66)	(4.28)	(0.66)
Discontinued operations	(1.04)	(1.04)	(1.04)	(1.01)	(1.01)	(1.01)	(0.95)	(0.14)	(0.95)	(0.14)	(0.95)	(0.14)
Diluted loss per share	(1.32)	(1.32)	(1.32)	(0.52)	(0.52)	(0.52)	(5.23)	(0.80)	(5.23)	(0.80)	(5.23)	(0.80)

19.   Earnings/(LOSS) PER SHARE (CONTINUED)

For the years ended December 31, 2018, 2019 and 2020, the two-class method is applicable because the Company has three classes of ordinary shares outstanding, Class A, Class B and Class C ordinary shares, respectively (Note 21). The effects of all outstanding share options, restricted share units and convertible senior notes were excluded from the computation of diluted loss per share for the years ended December 31, 2018 and 2020 as their effects would be anti-dilutive. The effects of all outstanding share options and restricted share units were included from the computation of diluted loss per share for the years ended December 31, 2019 as their effects would be dilutive The effects of convertible senior notes were excluded from the computation of diluted loss per share for the year ended December 31, 2019 as their effects would be anti-dilutive.